Mezzanine Equity (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	Feb. 15, 2021	Feb. 04, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 07, 2020	Nov. 06, 2020	Oct. 14, 2020	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 22, 2020	Oct. 26, 2020	Mar. 02, 2020
Temporary Equity [Line Items]
Preferred stock, shares authorized			6,010,000						6,010,000		6,010,000	11,000,000
Preferred stock par value			$ 0.001						$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of preferred shares									$ 1,500,000
Number of shares issued, shares											8,062,244
Number of shares issued, value										$ 100,031	$ 100,031	$ 23,453
Warrant [Member]
Temporary Equity [Line Items]
Fair value of warrants			$ 328,329	$ 768,008					$ 163,998		$ 328,329			$ 163,998	$ 465,248
Redeemable Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			5,000,000						10,000		5,000,000
Preferred stock par value			$ 0.001						$ 0.001		$ 0.001
Redeemable Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			1,000,000						1,000,000		1,000,000
Preferred stock par value			$ 0.001						$ 0.001		$ 0.001
Conversion of convertible preferred stock into common stock			5						5		5
Redeemable Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			5,000,000						5,000,000		5,000,000
Preferred stock par value			$ 0.001						$ 0.001		$ 0.001
Conversion of convertible preferred stock into common stock			4						4		4
Redeemable Series F Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized			10,000						10,000		10,000
Preferred stock par value			$ 0.001						$ 0.001		$ 0.001
Convertible preferred stock terms of conversion									Each share of Series F preferred shares is convertible into common stock at an amount equal to the lesser of (a) one hundred percent of the lowest traded price for the Company's stock for the fifteen trading days immediately preceding the relevant Conversion and (b) a twenty percent discount to the price of the common stock in an offering with gross proceeds of at least $10,000,000.		Each share of Series F preferred shares is convertible into common stock at an amount equal to the lesser of (a) one hundred percent of the lowest traded price for the Company's stock for the fifteen trading days immediately preceding the relevant Conversion and (b) a twenty percent discount to the price of the common stock in an offering with gross proceeds of at least $10,000,000.
Redeemable Series F Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Proceeds from issuance of preferred shares									$ 10,000,000		$ 10,000,000
Series C Preferred Shares [Member]
Temporary Equity [Line Items]
Conversion of convertible preferred stock into common stock			1,573	1,539,014					762		1,573		96,861
Proceeds from issuance of preferred shares					$ 200,000	$ 300,000	$ 200,000
Number of common shares issued for debt conversion								2,347
Debt conversion amount								$ 2,348,208
Number of shares issued, shares					200	300	250	250	500
Series C Preferred Shares [Member] | Securities Purchase Agreement [Member]
Temporary Equity [Line Items]
Number of shares issued, shares								200
Shares issued, price per share								$ 1,000
Series F Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares issued, shares	3,000
Number of shares issued, value	$ 731,992
Series F Preferred Shares [Member] | Warrant [Member]
Temporary Equity [Line Items]
Conversion of convertible preferred stock into common stock				1,573
Number of warrants granted				3,000,000
Fair value of warrants				$ 768,008
Series F Preferred Shares [Member] | Securities Purchase Agreement [Member]
Temporary Equity [Line Items]
Number of shares issued, shares				1,000
Shares issued, price per share				$ 1,000
Series F Preferred Shares [Member] | First Closing [Member]
Temporary Equity [Line Items]
Number of shares issued, shares		1,500
Number of shares issued, value		$ 731,992
Series F Preferred Shares [Member] | Second Closing [Member]
Temporary Equity [Line Items]
Number of shares issued, shares		1,500
Number of shares issued, value		$ 1,500,000
Series F Preferred Shares [Member] | Maximum [Member]
Temporary Equity [Line Items]
Number of shares issued, shares				1,000
Purchase Shares [Member]
Temporary Equity [Line Items]
Number of shares issued, shares								200
Commitment Shares [Member]
Temporary Equity [Line Items]
Number of shares issued, shares								50
Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares issued, shares				1,500
Number of shares issued, value			$ 731,992	$ 1,500,000